Income Taxes - Deferred Tax Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating tax loss and capital loss carryforwards	$ 23,463	$ 68,672
Capitalized research and development costs	4,620	5,270
Research and development tax credits	1,923	1,659
Deferred compensation	0	46
Other accruals and reserves	721	1,214
Basis of intangible assets	3,658	3,870
Total deferred tax asset	34,385	80,731
Less valuation allowance	(34,385)	(80,731)
Net deferred tax asset	$ 0	$ 0